Note 5 Basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[2]
Basic and diluted earnings per share [Line Items]
Profit (loss), attributable to owners of parent		€ 10,054	€ 8,019	[1]	€ 6,358	[1],[3]
Adjustment additional Tier 1 securities	[4]	(388)	(345)		(313)
Profit adjusted		9,666	7,675		6,045
Of which profit loss from continued operations net of remuneration of additional Tier 1 capital instruments		9,666	7,675		6,045
Of which profit from discontinued operations net of non-controlling interest		0	0		0
Weighted average number of shares outstanding		5,793	5,988		6,424
Average treasury shares		(10)	(5)		(9)
Share buyback program	[5]	(13)	(28)		(225)
Adjusted number of shares basic earnings per share C		5,769	5,954		6,189
Adjusted number of shares diluted earnings per share D		€ 5,769	€ 5,954		€ 6,189
Basic earnings (loss) per share		€ 1.68	€ 1.29		€ 0.98
Basic earnings (loss) per share from continuing operations		1.68	1.29		0.98
Diluted earnings (loss) per share from continuing operations		1.68	1.29		0.98
Basic earnings (loss) per share from discontinued operations		0	0		0
Diluted earnings (loss) per share from discontinued operations		€ 0	€ 0		€ 0

[1]	(2) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the year 2023 have been revised, which has not affected the consolidated financial information of the Group.
[2]	(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[3]
(3) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 Insurance contracts”).

[4]	(1) Remuneration in the year related to perpetual contingent convertible securities, recognized in equity (see Note 22.4).
[5]	(2) For the calculation of earnings per share, the average number of shares in a year takes into account the redemptions made in such year related to the share buyback programs announced (see Note 4)